UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
           --------------------------------------------------
           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
           -------------------------------------------------------
Title:     Vice President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           4/26/10
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        98
                                               -------------

Form 13F Information Table Value Total:        $89,094
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                           Form 13F Information Table

                      Column 1                  Column 2     Column 3   Column 4   Column 5              Column 6   Column 7
         ----------------------------------  --------------  ---------  ---------  --------             ----------  --------
                                                                          Value    Shrs or   SH/  PUT/  Investment   Other
                                                                                   --------  ---  ----
                   Name of Issuer            Title of Class    Cusip    (x$1000)   Prn Amt   PRN  CALL  Discretion  Managers
         ----------------------------------  --------------  ---------  ---------  --------  ---  ----  ----------  --------
1        Activision Blizzard In.             COM             00507V109       241     20,000  SH         SOLE
2        Adobe Sys Inc                       COM             00724F101       275      7,780  SH         SOLE
3        Affymax Inc.                        COM             00826A109       304     12,960  SH         SOLE
4        Akamai Technologies                 COM             00971T101       204      6,500  SH         SOLE
5        Allergan Inc.                       COM             018490102       869     13,300  SH         SOLE
6        Alliant Techsystems                 COM             018804104       351      4,323  SH         SOLE
7        Amazon Com Inc                      COM             023135106     4,008     29,517  SH         SOLE
8        Apple Computer Inc                  COM             037833100     4,514     19,210  SH         SOLE
9        Applied Matls Inc                   COM             038222105       243     18,000  SH         SOLE
11       Baker Hughes Inc.                   COM             057224107     1,458     31,135  SH         SOLE
12       Bank New York Inc                   COM             064057102       271      8,773  SH         SOLE
13       Bank of America Corp.               COM             060505104       266     14,921  SH         SOLE
14       Barrick Gold Corp.                  COM             067901108       268      7,000  SH         SOLE
15       Blackrock Inc.                      COM             09247X101       385      1,770  SH         SOLE
16       Boeing Co                           COM             097023105     1,667     22,965  SH         SOLE
17       BP PLC                              Spons. ADR      055622104       444      7,785  SH         SOLE
18       Broadcom Corp                       Cl. A           111320107       526     15,850  SH         SOLE
19       Carnival Corp                       Paired CTF      143658300       934     24,025  SH         SOLE
20       Caterpillar Inc Del                 COM             149123101     1,829     29,095  SH         SOLE
21       Cheesecake Factory Inc.             COM             163072101       308     11,400  SH         SOLE
22       Chevron Corp.                       COM             166764100     1,665     21,960  SH         SOLE
23       China Mobile Hong Kong              Spons. ADR      16941M109       342      7,100  SH         SOLE
24       Chubb Corp                          COM             171232101       346      6,675  SH         SOLE
25       Cisco Sys Inc                       COM             17275R102     1,187     45,599  SH         SOLE
26       Cliffs Natural Resources Inc.       COM             18683K101     1,362     19,200  SH         SOLE
27       Coca Cola Co.                       COM             191216100       498      9,060  SH         SOLE
28       Coca-Cola Femsa S A                 Spons. ADR      191241108       219      3,300  SH         SOLE
29       ConocoPhillips                      COM             20825C104       220      4,300  SH         SOLE
30       Consolidated Edison Inc             COM             209115104       285      6,400  SH         SOLE
31       Corning Inc.                        COM             219350105     1,426     70,555  SH         SOLE
32       Cree Inc.                           COM             225447101     1,737     24,730  SH         SOLE
33       CSX Corp                            COM             126408103     1,595     31,340  SH         SOLE
34       Deere & Co                          COM             244199105     1,422     23,921  SH         SOLE
35       Du Pont E I De Nemours              COM             263534109     1,527     41,000  SH         SOLE
36       EBAY Inc                            COM             278642103       983     36,456  SH         SOLE
37       Electronic Arts Inc                 COM             285512109       569     30,490  SH         SOLE
38       Emerson Elec Co                     COM             291011104     1,443     28,658  SH         SOLE
39       Enbridge Energy Partners            COM             29250R106       255      5,052  SH         SOLE
40       Exxon Mobil Corp                    COM             30231G102     2,180     32,543  SH         SOLE
41       Fedex Corp                          COM             31428X106     1,435     15,360  SH         SOLE
42       Frontline LTD                       COM             G3682E127       814     26,400  SH         SOLE
43       General Electric Co                 COM             369604103       305     16,745  SH         SOLE
44       General Mills Inc.                  COM             370334104     1,713     24,200  SH         SOLE
45       Gilead Sciences Inc                 COM             375558103     1,137     25,000  SH         SOLE
46       Goldman Sachs Group                 COM             38141G104       210      1,230  SH         SOLE
47       Google Inc                          Cl. A           38259P508     3,167      5,584  SH         SOLE
48       Harley Davidson Inc                 COM             412822108       665     23,678  SH         SOLE
49       HDFC Bank Ltd.                      Spons. ADR      40415F101       641      4,600  SH         SOLE
50       Hershey Co.                         COM             427866108       248      5,799  SH         SOLE
51       Hess Corp                           COM             42809H107       862     13,785  SH         SOLE
52       Hewlett Packard Co.                 COM             428236103       996     18,740  SH         SOLE
53       Illinois Tool Wks Inc.              COM             452308109       453      9,575  SH         SOLE
54       International Business Machines     COM             459200101     1,713     13,353  SH         SOLE
55       Intuitive Surgical Inc.             COM             46120E602       557      1,600  SH         SOLE
56       J P Morgan Chase & Co.              COM             46625H100     1,751     39,130  SH         SOLE
57       Johnson & Johnson                   COM             478160104     2,465     37,807  SH         SOLE
58       Juniper Networks Inc.               COM             48203R104       318     10,375  SH         SOLE
59       Kinder Morgan Energy UT LP          COM             494550106       409      6,250  SH         SOLE
60       L-3 Communications Hldgs Inc        COM             502424104       673      7,343  SH         SOLE
61       Merck & Co Inc.                     COM             589331107       911     24,390  SH         SOLE
62       Microchip Technology                COM             595017104       339     12,037  SH         SOLE
63       Microsoft Corp                      COM             594918104     1,016     34,685  SH         SOLE
64       Murphy Oil Corp                     COM             626717102       332      5,900  SH         SOLE
65       Nestle S A                          Spons. ADR      641069406       503      9,806  SH         SOLE
66       Nordic American Tanker              COM             G65773106       498     16,450  SH         SOLE
67       Northrop Grumman Corp               COM             666807102       208      3,170  SH         SOLE
68       Nucor Corp.                         COM             670346105       720     15,875  SH         SOLE
69       Oceaneering Int'l. Inc.             COM             675232102       794     12,500  SH         SOLE
70       OGE Energy Corp                     COM             670837103     1,328     34,105  SH         SOLE
71       ON Semiconductor Corp               COM             682189105       106     13,300  SH         SOLE
72       Oracle Corp                         COM             68389X105     1,626     63,255  SH         SOLE
73       Pan American Silver Corp            COM             697900108       285     12,300  SH         SOLE
74       Parker Hannifin Corp                COM             701094104     1,258     19,425  SH         SOLE
75       Pepsico Inc                         COM             713448108     1,452     21,952  SH         SOLE
76       Permian Basin Rlty Trst             COM             714236106       311     17,680  SH         SOLE
77       PG & E Corp.                        COM             69331C108     1,045     24,625  SH         SOLE
78       Potash Corp. Sask. Inc.             COM             73755L107       501      4,200  SH         SOLE
79       Procter & Gamble Co.                COM             742718109     2,085     32,955  SH         SOLE
80       Qualcomm Inc                        COM             747525103     1,199     28,565  SH         SOLE
81       Research In Motion Ltd.             COM             760975102       370      5,000  SH         SOLE
82       Salesforce.com Inc                  COM             79466L302     1,206     16,200  SH         SOLE
83       Sandisk Corp                        COM             80004C101       210      6,050  SH         SOLE
84       Schlumberger Ltd                    COM             806857108     1,981     31,217  SH         SOLE
85       Sociedad Quimica Y Minera de Chile  Spons. ADR      833635105       230      6,150  SH         SOLE
86       Southern Copper Corp                COM             84265V105     1,444     45,595  SH         SOLE
87       State Street Corp.                  COM             857477103     1,309     29,005  SH         SOLE
88       SVB Finl Group                      COM             78486Q101       928     19,881  SH         SOLE
89       Tata Motors Ltd.                    Spons. ADR      876568502       201     10,900  SH         SOLE
90       Toronto Dominion Bank               COM             891160509       477      6,400  SH         SOLE
91       Transocean Inc. New                 COM             H8817H100       618      7,150  SH         SOLE
92       Travelers Companies                 COM             89417E109       208      3,855  SH         SOLE
93       Urban Outfitters Inc.               COM             917047102       555     14,600  SH         SOLE
94       US Bancorp NEW                      COM             902973304     1,543     59,640  SH         SOLE
95       Wells Fargo & Co New                COM             949746101       340     10,940  SH         SOLE
96       Yahoo Inc                           COM             984332106       634     38,365  SH         SOLE
97       Ishares Inc. MSCI Malaysia          COM             464286830       402     34,400  SH         SOLE
98       Ishares Inc. FTSE XNHUA IDX         COM             464287184       763     18,120  SH         SOLE

totals:                                  98                             89,094

         Column 8
         --------
          Voting   Authority
         --------  ---------
           Sole     Shared    None
         --------  ---------  ----
1          20,000
2           7,780
3          12,960
4           6,500
5          13,300
6           4,323
7          29,517
8          19,210
9          18,000
11         31,135
12          8,773
13         14,921
14          7,000
15          1,770
16         22,965
17          7,785
18         15,850
19         24,025
20         29,095
21         11,400
22         21,960
23          7,100
24          6,675
25         45,599
26         19,200
27          9,060
28          3,300
29          4,300
30          6,400
31         70,555
32         24,730
33         31,340
34         23,921
35         41,000
36         36,456
37         30,490
38         28,658
39          5,052
40         32,543
41         15,360
42         26,400
43         16,745
44         24,200
45         25,000
46          1,230
47          5,584
48         23,678
49          4,600
50          5,799
51         13,785
52         18,740
53          9,575
54         13,353
55          1,600
56         39,130
57         37,807
58         10,375
59          6,250
60          7,343
61         24,390
62         12,037
63         34,685
64          5,900
65          9,806
66         16,450
67          3,170
68         15,875
69         12,500
70         34,105
71         13,300
72         63,255
73         12,300
74         19,425
75         21,952
76         17,680
77         24,625
78          4,200
79         32,955
80         28,565
81          5,000
82         16,200
83          6,050
84         31,217
85          6,150
86         45,595
87         29,005
88         19,881
89         10,900
90          6,400
91          7,150
92          3,855
93         14,600
94         59,640
95         10,940
96         38,365
97         34,400
98         18,120

Note: Issues can be omitted if less than 10,000 shares AND value less than $200,000.00